Basis for Preparation	12 Months Ended
Dec. 31, 2025
Basis for Preparation
Basis for Preparation

SAP SE AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(IN.1) Basis for Preparation

General Information

The registered domicile of SAP SE is in Walldorf, Germany (Commercial Register of the Lower Court of Mannheim HRB 719915). The Consolidated Financial Statements for 2025 of SAP SE and its subsidiaries (collectively, “we,” “us,” “our,” “SAP,” “Group,” and “Company”) have been prepared in accordance with International Financial Reporting Standards (IFRS) and the additional requirements set forth in section 315e (1) of the German Commercial Code (HGB).

We have applied all IFRS standards and interpretations that were effective on and endorsed by the European Union (EU) as at December 31, 2025. There were no standards or interpretations as at December 31, 2025, impacting our Consolidated Financial Statements for the years ended December 31, 2025, 2024, and 2023, that were effective but not yet endorsed. Therefore, our Consolidated Financial Statements comply with both, IFRS as issued by the International Accounting Standards Board (IASB) and IFRS as endorsed by the EU.

Our Executive Board approved the Consolidated Financial Statements on February 18, 2026, for submission to our Supervisory Board which approved the Consolidated Financial Statements on the same day.

All amounts included in the Consolidated Financial Statements are reported in millions of euros (€ millions) except where otherwise stated. As figures are rounded, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures.

Amounts disclosed in the Notes that are taken directly from our  Consolidated Income Statements or our / Consolidated Statements of Financial Position are marked with the symbols  and /, respectively.

Furthermore, all financial numbers in the Consolidated Financial Statements are based on continuing operations (unless otherwise noted).

Accounting Policies, Management Judgments, and Sources of Estimation Uncertainty

How We Present Our Accounting Policies, Judgments, and Estimates

To ease the understanding of our financial statements, we present the accounting policies, management judgments, and sources of estimation uncertainty (hereafter: accounting policies, judgments, and estimates) on a given subject together with other disclosures related to the same subject in the Note that deals with this subject. Accounting policies, judgments, and estimates that do not relate to a specific subject are presented in the following section.

For easier identification of our accounting policies, judgments, and estimates, the respective disclosures are marked with the symbol y and highlighted with a light gray box. They focus on the accounting choices made within the framework of the prevailing IFRS and refrain from repeating the underlying promulgated IFRS guidance, unless we consider it particularly important to the understanding of a Note’s content.

The following table provides an overview of where our accounting policies, management judgments, and estimates are disclosed:

Note	y Accounting Policies, Judgments, and Estimates

(IN.1)	Basis for Preparation
(A.1)	Revenue
(A.2)	Trade and Other Receivables
(A.3)	Capitalized Cost from Contracts with Customers
(A.4)	Customer-Related Provisions
(B.3)	Share-Based Payments
(B.4)	Pension Plans and Similar Obligations
(B.5)	Other Employee-Related Obligations
(B.6)	Restructuring
(C.1)	Results of Segments
(C.5)	Income Taxes
(D.1)	Business Combinations and Divestitures
(D.2)	Goodwill
(D.3)	Intangible Assets
(D.4)	Property, Plant, and Equipment
(D.5)	Leases
(D.6)	Equity Investments
(D.9)	Government Grants
(E.2)	Total Equity
(E.3)	Liquidity
(F.1)	Financial Risk Factors and Risk Management
(F.2)	Fair Value Disclosures on Financial Instruments
(G.3)	Other Litigation, Claims, and Legal Contingencies
(G.5)	Executive and Supervisory Board Compensation

y General Accounting Policies

Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

-   Derivative financial instruments, liabilities for cash-settled share-based payments, and financial assets with cash flows that are not solely payments of principal or interest are measured at fair value.

-   Post-employment benefits are measured at the present value of the defined benefit obligations less the fair value of the plan assets.

-   Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.

-   Provisions are recognized at the best estimate of their fulfillment amount when they occur.

Foreign Currencies

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the Euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

The exchange rates of key currencies affecting the Company were as follows:

Exchange Rates

		Middle Rate
		as at 12/31		Annual Average Exchange Rate
Equivalent to €1		2025	2024	2025	2024	2023
Australian dollar	AUD	1.7581	1.6772	1.7514	1.6399	1.6285
Canadian dollar	CAD	1.6088	1.4948	1.5782	1.4819	1.4596
Swiss franc	CHF	0.9314	0.9412	0.9371	0.9526	0.9717
Pound sterling	GBP	0.8726	0.8292	0.8566	0.8466	0.8699
Japanese yen	JPY	184.0900	163.0600	168.9457	163.8174	151.9421
U.S. dollar	USD	1.1750	1.0389	1.1293	1.0821	1.0816

Cost Classification

Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in providing the services and producing the goods that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions), and costs for third-party hosting services. For more information about the capitalization of costs from contracts with customers, see Note (A.3).

Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue. Consequently, this line item primarily includes employee expenses and related training, system and system administration costs, and costs for third-party resources.

Research and Development

Research and development includes the costs incurred by activities related to the development of cloud and software solutions including resource and hardware costs for the development systems. The same applies for activities related to changes in the code of SAP’s cloud and software solutions. For more information about the recognition of internally generated intangible assets from development, see Note (D.3).

Sales and Marketing

Sales and marketing includes the costs incurred for the selling activities (such as sales commissions and amortization of capitalized sales commissions) and marketing activities related to our software and cloud solutions and our service portfolio. For more information about the capitalization of costs from contracts with customers, see Note (A.3).

General and Administration

General and administration includes the costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

Updated Accounting Policy for the Presentation of Interest Paid and Interest Received

As of 2025, SAP updated the presentation of its Consolidated Statements of Cash Flows to better reflect management’s view of the underlying business activities. Interest paid and interest received are no longer classified within net cash flows from operating activities.

Interest paid is now presented within net cash flows from financing activities, and interest received within net cash flows from investing activities, as these cash flows are not considered part of SAP’s operating activities. Prior-year amounts have been reclassified for comparability. The updated presentation is consistent with the requirements of IFRS 18.

y Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires our management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, and on regional and industry economic conditions in which we or our customers operate. Changes to these conditions could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our recognized assets, liabilities, revenues, and expenses and disclosed contingent liabilities. Actual results could differ significantly from original estimates.

The accounting policies that most frequently or significantly require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

Note	y Material Accounting Policies

(A.1)	Revenue recognition
(A.2)	Valuation of trade receivables
(A.4), (G.3)	Accounting for legal contingencies
(B.3)	Accounting for share-based payments
(C.5)	Accounting for income taxes
(D.1)	Accounting for business combinations
(D.2)	Accounting for goodwill
(D.3)	Accounting for intangible assets (including recognition of internally generated intangible assets from development)
(D.6)	Accounting for equity investments

Our management periodically discusses these material accounting policies with the Audit and Compliance Committee of our Supervisory Board.

y New Accounting Standards Not Yet Adopted

The IASB has issued various amendments to the IFRS standards (such as IFRS 9 and IFRS 7 (Amendments to the Classification, Measurement, and Disclosure of Financial Instruments)) that are relevant for SAP but not yet effective. We are currently assessing the impact of IFRS 9 and IFRS 7 (Amendments to the Classification, Measurement, and Disclosure of Financial Instruments) on SAP, but do not expect material effects on our financial position or profit after tax.

In April 2024, the IASB released IFRS 18 (Presentation and Disclosure in Financial Statements). The new standard will affect the presentation of our Consolidated Income Statements, introduce additional disclosure requirements, and further specify aggregation and disaggregation of information in our Notes to the Consolidated Financial Statements. IFRS 18 will become effective on January 1, 2027.

The main purpose of IFRS 18 is to increase transparency and comparability of financial performance between reporting entities. When the new standard becomes effective, the structure of SAP’s Consolidated Income Statements, as well as the definition of operating profit, will change to comply with the new requirements.

SAP has performed preliminary evaluations of its financial reporting under IFRS 18. However, mainly due to outstanding decisions and clarifications by international and national standard-setting bodies (such as the IASB’s pending decision regarding the treatment of foreign currency fluctuations arising from intercompany loans), the overall impact of IFRS 18 on operating profit cannot yet be determined. With the introduction of IFRS 18, comparison periods will be restated to conform with the new standard.

Further, changes in IFRS 18 will affect the presentation of our Consolidated Statements of Cash Flows, as defined by IAS 7. We do not expect these required changes to have a material impact on our Net cash flows from operating activities.